Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Carrying Amounts and Fair Value of Financial Assets and Liabilities
The following tables present information about PEMEX’s carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy, as of December 31, 2021, and 2020. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.
Additionally, as of December 31, 2021, and 2020, the disclosure of the fair value for the lease obligations is not required.

	Carrying amount						Fair value hierarchy
As of December 31, 2021	FVTPL	FVOCI – debt instruments	FVOCI – equity instruments	Financial assets at amortized cost	Other financial liabilities	Total carrying amount	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Derivative financial instruments	12,473,967	—	—	—	—	12,473,967	—	12,473,967	—	12,473,967
Equity instruments(i)	—	—	448,949	—	—	448,949	—	448,949	—	448,949

Total	12,473,967	—	448,949	—	—	12,922,916

Financial assets not measured at fair value
Cash and cash equivalents	—	—	—	76,506,447	—	76,506,447	—	—	—	—
Customers	—	—	—	101,259,081	—	101,259,081	—	—	—	—
Officials and employees	—	—	—	3,752,693	—	3,752,693	—	—	—	—
Sundry debtors	—	—	—	37,034,460	—	37,034,460	—	—	—	—
Investments in joint ventures and associates	—	—	—	2,254,952	—	2,254,952	—	—	—	—
Notes receivable	—	—	—	1,646,290	—	1,646,290	—	—	—	—
Mexican Government Bonds	—	—	—	110,855,356	—	110,855,356	109,124,514	—	—	109,124,514
Other assets	—	—	—	4,537,481	—	4,537,481	—	—	—	—

Total	—	—	—	337,846,759	—	337,846,759

Financial liabilities measured at fair value
Derivative financial instruments	(13,636,086)	—	—	—	—	(13,636,086)	—	(13,636,086)	—	(13,636,086)

Total	(13,636,086)	—	—	—	—	(13,636,086)

Financial liabilities not measured at fair value
Suppliers	—	—	—	—	(264,056,358)	(264,056,358)	—	—	—	—
Accounts and accrued expenses payable	—	—	—	—	(32,015,808)	(32,015,808)	—	—	—	—
Leases	—	—	—	—	(59,351,648)	(59,351,648)	—	—	—	—
Debt	—	—	—	—	(2,249,695,894)	(2,249,695,894)	—	(2,211,701,630)	—	(2,211,701,630)

Total	—	—	—	—	(2,605,119,708)	(2,605,119,708)

(i)	Refers to the participation in TAG Pipelines Sur, S. de R.L. de C.V.

	Carrying amount						Fair value hierarchy
As of December 31, 2020	FVTPL	FVOCI – debt instruments	FVOCI – equity instruments	Financial assets at amortized cost	Other financial liabilities	Total carrying amount	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Derivative financial instruments	25,947,993	—	—	—	—	25,947,993	—	25,947,993	—	25,947,993
Equity instruments(i)	—	—	384,665	—	—	384,665	—	384,665	—	384,665

Total	25,947,993	—	384,665	—	—	26,332,658

Financial assets not measured at fair value
Cash and cash equivalents	—	—	—	39,989,781	—	39,989,781	—	—	—	—
Customers	—	—	—	68,382,413	—	68,382,413	—	—	—	—
Officials and employees	—	—	—	3,539,505	—	3,539,505	—	—	—	—
Sundry debtors	—	—	—	28,076,118	—	28,076,118	—	—	—	—
Investments in joint ventures and associates	—	—	—	12,015,129	—	12,015,129	—	—	—	—
Notes receivable	—	—	—	886,827	—	886,827	—	—	—	—
Mexican Government Bonds	—	—	—	129,549,519	—	129,549,519	129,320,536	—	—	129,320,536
Other assets	—	—	—	3,824,913	—	3,824,913	—	—	—	—

Total	—	—	—	286,264,205	—	286,264,205

Financial liabilities measured at fair value
Derivative financial instruments	(9,318,015)	—	—	—	—	(9,318,015)	—	(9,318,015)	—	(9,318,015)

Total	(9,318,015)	—	—	—	—	(9,318,015)

Financial liabilities not measured at fair value
Suppliers	—	—	—	—	(281,978,041)	(281,978,041)	—	—	—	—
Accounts and accrued expenses payable	—	—	—	—	(30,709,497)	(30,709,497)	—	—	—	—
Leases	—	—	—	—	(63,184,128)	(63,184,128)	—	—	—	—
Debt	—	—	—	—	(2,258,727,317)	(2,258,727,317)	—	(2,232,694,117)	—	(2,232,694,117)

Total	—	—	—	—	(2,634,598,983)	(2,634,598,983)

(i)	Refers to the participation in TAG Pipelines Sur, S. de R.L. de C.V.

Summary of Monetary Assets and Liabilities Denominated In Foreign Currency

As of December 31, 2021 and 2020, PEMEX has monetary assets and liabilities denominated in foreign currency as indicated below:

	As of December 31, 2021
	Foreign currency
	Assets	Liabilities	Net position Asset/(Liability)	Exchange rate		Equivalent to Mexican peso
U.S. dollar	14,268,352	97,614,622	(83,346,270)	20.	5835	Ps.	(1,715,557,949)
Euro	741,098	11,735,899	(10,994,801)	23.	4086		(257,372,899)
Pounds sterling	2,085	469,032	(466,947)	27.	8834		(13,020,070)
Japanese yen	—	110,178,061	(110,178,061)	0.	1789		(19,710,855)
Swiss francs	—	365,348	(365,348)	22.	5924		(8,254,088)

Total						Ps.	(2,013,915,861)

	As of December 31, 2020
	Foreign currency
	Assets	Liabilities	Net position Asset/(Liability)	Exchange rate		Equivalent to Mexican peso
U.S. dollar	7,293,404	87,866,609	(80,573,205)	19.	9487	Ps.	(1,607,330,695)
Euro	2,564	13,501,943	(13,499,379)	24.	4052		(329,455,044)
Pounds sterling	30	819,590	(819,560)	27.	2579		(22,339,485)
Japanese yen	—	110,165,166	(110,165,166)	0.	1933		(21,294,927)
Swiss francs	—	515,348	(515,348)	22.	5720		(11,632,435)

Total						Ps.	(1,992,052,586)